Investments at FVTPL (Details Textual)			1 Months Ended	12 Months Ended
		Nov. 11, 2016	Dec. 22, 2016 $ / shares shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Dec. 31, 2017 USD ($) shares
Disclosure of Investments at FVTPL [Line Items]
Other Investments At Fair Value, NonCurrent							$ 400,000
Additions to other investments				$ 3,250,608
Proceeds from disposition of investments, operating activities				131,224	$ 0	$ 0
Other Investment At Fair Value				13,614,050	12,307,860
Shares and partnership units [Member]
Disclosure of Investments at FVTPL [Line Items]
Additions to other investments	[1],[2]			3,100,608
Proceeds from disposition of investments, operating activities				568,000
Gains on disposals of investments				64,500
Other Investment At Fair Value	[1],[2]			12,866,912	$ 11,770,000
Class A shares [Member]
Disclosure of Investments at FVTPL [Line Items]
Additions to other investments				3,250,608
Proceeds from disposition of investments, operating activities				131,224
Gains on disposals of investments				$ 46,991
Minco Silver Corp [Member]
Disclosure of Investments at FVTPL [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates | shares				11,000,000			11,000,000
Proportion of ownership interest in associate		18.00%		18.04%	18.26%
Gains on disposals of investments				$ 15,332		$ 4,792,888
Other Investment At Fair Value				$ 9,350,000
El Olivar Imperial SAC [Member]
Disclosure of Investments at FVTPL [Line Items]
Proportion of ownership interest in associate			5.90%
Number of units acquired | shares			400,000
Price per unit | $ / shares			$ 1.00

[1]	Included in the Company’s investment in public entities are 11,000,000 common shares of Minco Silver as at December 31, 2017 (representing approximately 18% ownership), and December 31, 2016 (18%), and November 11, 2016 (18%). The Company applied the equity method to account for this investment until November 11, 2016 when the Company became an investment entity (see Note 1). Commencing November 11, 2016, the Company accounted for this investment at FVTPL. During 2017, the Company acquired common shares/share purchases warrants/partnership units that are publically traded on Canadian stock exchanges for a total net of $3,250,608. The Company disposed of common shares for net proceeds of $131,224and a realized net gain of $46,991.
[2]	The Company considers the closing share price of investments issued by public entities at each reporting date as the fair value. The Company applies the Black Scholes option pricing model to value public company’s share purchase warrants at the reporting date.